Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

18.Leases

The Group’s leases consist of operating leases for administrative office spaces in different cities of Asia. As of December 31, 2022, the Group had no long-term leases that were classified as a financing lease.

For the years ended December 31, 2020, 2021 and 2022, the lease expense is as:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expense	44,300,218	46,120,215	40,554,178
Short-term lease expense	7,781,246	2,256,674	159,623
Total lease expense	52,081,464	48,376,889	40,713,801

Supplemental consolidated balance sheet information related to leases is as follows:

	As of	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	72,309,492	49,910,725
Current portion of lease liabilities	30,417,376	27,479,158
Non-current portion of lease liabilities	31,278,210	19,571,579
Total operating lease liabilities	61,695,586	47,050,737
Weighted-average remaining lease term (in years) – operating leases	2.08	1.91
Weighted-average discount rate – operating leases	4.65%	4.59%

Supplemental cash flow information related to leases are as follows:

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2021	2022
	RMB	RMB
Cash paid for operating leases	47,825,788	31,734,384
Lease liabilities arising from obtaining right-of-use assets	56,288,653	29,500,598

As of December 31, 2022, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB
2023	27,920,170
2024	17,433,055
2025 and thereafter	5,075,224
Total undiscounted cash flows	50,428,449
Less: imputed interest	3,377,712
Total	47,050,737

Lease liabilities due within one year	27,479,158
Lease liabilities due after one year	19,571,579